                                          1933 Act File No. 33-43472
                                          1940 Act File No. 811-6447

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.       ......................

    Post-Effective Amendment No.   30   ....................         X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No. 30    ....................................         X

                     FEDERATED FIXED INCOME SECURITIES, INC.
                    (formerly, Fixed Income Securities, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b).
_X  on November 27, 2002 pursuant to paragraph (b).
 _  60 days after filing pursuant to paragraph (a) (i).
    on _________________ pursuant to paragraph (a) (i).
_ _ 75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                         Copies To:
Matthew G. Mahoney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

PROSPECTUS

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November 30, 2002

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INSTITUTIONAL SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax by investing primarily in a portfolio of short-term, investment grade tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 13

How is the Fund Sold? 13

How to Purchase Shares 14

How to Redeem Shares 16

Account and Share Information 18

Who Manages the Fund? 20

Financial Information 21

Independent Auditors' Report 53

Board of Directors and Corporation Officers 54

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its objective by investing its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities are primarily investment grade or of comparable quality. The Fund's investment adviser (Adviser) seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to change in interest rates.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) short-term securities with maturities greater than one year; (2) medium quality securities (i.e., securities rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) or of comparable quality thereto); and (3) noninvestment grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Liquidity Risks. There may be more limited trading opportunities for unrated or noninvestment grade tax exempt securities.
  Risks Associated with Noninvestment Grade Securities. Noninvestment grade securities may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated period, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total return shown in the bar chart above is based upon net asset value.

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 2.29%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.64% (quarter ended March 31, 2001). Its lowest quarterly return was 0.68% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1 Year Municipal Bond Index ("LB1MB"), a broad-based market index, and the Lipper Tax-Exempt Money Funds Index ("LTEMFI"), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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	1 Year	Start of Performance[1]
Fund:
Return Before Taxes	4.35%	4.49%
Return After Taxes on Distributions[2]	4.35%	4.49%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.16%	4.41%
LB1MB	5.77%	5.94%
LTEMFI	2.20%	2.41%

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1 The Fund's Institutional Shares start of performance date was October 24, 2000.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MUNICIPAL ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.01%

1 Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2002.

Total Waivers of Fund Expenses	0.66%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee the Fund actually paid (after the voluntary waiver) was 0.19% for the fiscal year ended September 30, 2002.

3 The Fund did not accrue or pay shareholder service fees for the fiscal year ended September 30, 2002. The Fund has no intention of accruing or paying shareholder services fees for the fiscal year ending September 30, 2003. If the Fund were to accrue or pay shareholder services fees, it could pay up to 0.25% of the average net assets of the Institutional Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 103
3 Year	$ 322

5 Years	$ 558

10 Years	$1,236

What are the Fund's Investment Strategies?

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The Fund invests its assets so that normally, at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Adviser, which actively manages the Fund's portfolio, seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) securities with maturities greater than one year; (2) medium-quality securities; and (3) noninvestment grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

The Fund invests at least 65% of its portfolio in investment grade tax exempt securities. The Fund may invest the remainder of its portfolio in noninvestment grade tax exempt securities. The Adviser performs a fundamental credit analysis on all tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax exempt securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

The Fund's investments in noninvestment grade securities will be more dependent on the Adviser's credit analysis than would be investment grade securities, because noninvestment grade securities, while generally offering higher yields, also involve greater risks. Consequently, in addition to the review process described above, the Adviser may, for example, visit the site that the issuer of a private activity bond is developing with the proceeds of the offering; and generally will engage in detailed discussions with the issuer regarding the offering.

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Within the Fund's one-year portfolio duration goal, the Adviser may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

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  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Certain of the tax exempt securities in which the Fund invests may have credit enhancement, which consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) requirement payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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TAX RISKS

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

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LIQUIDITY RISKS

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Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below BBB by an NRSRO, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their price more negatively, and their trading market may be more limited.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased payments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $250,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $250,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Municipal Ultrashort Fund's dividends will be exempt from the taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since October 2000. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 53.

	Year Ended 9/30/2002	Period Ended 9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.05 [2]	0.08
Net realized and unrealized gain on investments	0.01 [2]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.09

Less Distributions:
Distributions from net investment income	(0.05)	(0.08)

Net Asset Value, End of Period	$2.02	$2.01

Total Return[3]	2.99%	4.65%

Ratios to Average Net Assets:

Expenses	0.35%	0.10%[4]

Net investment income	2.39%[2]	3.70%[4]

Expense waiver/reimbursement[5]	0.41%	1.08%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$323,260	$83,180

Portfolio turnover	32%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2002

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--54.0%
	Alabama--1.8%
$1,855,000	Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,049,849
830,000	Dothan, AL, GO Warrants (Series 2002), 4.00%, 3/1/2003	NR		837,669
935,000	Dothan, AL, GO Warrants (Series 2002), 4.50%, 3/1/2004	NR		969,034
975,000	Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		1,038,628
1,025,000	Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,114,421
1,075,000	Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,190,358
325,000	Huntsville, AL, Health Care Authority, Revenue Bonds (Series A), 4.00% (Huntsville Hospital System), 6/1/2003	NR/A2		329,007
3,000,000	Selma, AL, IDB, Annual Tender PCR Refunding Bonds (Series 1993B), 3.50% TOBs (International Paper Co.) 7/15/2008	BBB/Baa2		3,014,460
1,000,000	Selma, AL, IDB, Revenue Bonds (Series A), 3.50% TOBs (International Paper Co.), 7/15/2006	BBB/Baa2		1,004,820

	TOTAL			11,548,246

	Alaska--1.1%
4,000,000	Valdez, AK, Marine Terminal (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	A-/A3		4,012,400
1,000,000	Valdez, AK, Marine Terminal (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	A-/A3		1,002,580
2,000,000	Valdez, AK, Marine Terminal (Series 2002), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Mandatory Tender 5/1/2003	A-/A3		2,013,700

	TOTAL			7,028,680

	Arizona--1.6%
1,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,024,360
3,000,000	Maricopa County, AZ, Pollution Control Corp., PCR Refunding Bonds (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/Baa1		3,003,450
2,500,000	Maricopa County, AZ, Pollution Control Corp., (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		2,514,025
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Arizona--continued
$2,500,000	Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		$2,605,750
1,000,000	Yavapai, AZ, IDA, Revenue Bonds, 3.30% TOBs (Phelps Dodge Corp.)/(BP Amoco PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,001,190

	TOTAL			10,148,775

	Arkansas--0.7%
1,000,000	Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2003	BBB/NR		1,001,770
2,500,000	Fayetteville, AR, Sales & Use Tax Capital Improvement, (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,628,750
720,000	Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2003	A/NR		732,708
310,000	Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		322,140

	TOTAL			4,685,368

	California--4.6%
20,000,000	California State, (Series A), 2.50% RANs, 10/25/2002	SP-1/MIG1		20,009,012
4,000,000	California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		4,098,080
1,000,000	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,018,700
500,000	San Diego, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001D), 3.50% (Hollywood Palms Apartments)/(FNMA LOC), 5/1/2003	AAA/NR		502,305
3,405,000	Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001B), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		3,446,201
600,000	Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		607,260

	TOTAL			29,681,558

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Colorado--0.8%
$1,000,000	Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA-/Aa3		$1,019,640
1,000,000	Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA-/Aa3		1,039,020
240,000	Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 4.50%, 12/1/2002	BBB+/Baa2		240,852
3,000,000	Eagle Ranch Metropolitan District, CO, LT GO Bonds (Series 1999A), 2.25% TOBs (Fleet National Bank LOC), Mandatory Tender 1/8/2004	A+/NR		3,000,330

	TOTAL			5,299,842

	Connecticut--0.3%
1,500,000	Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/Aa3		1,601,505

	Delaware--0.7%
4,000,000	Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,344,960

	Florida--1.5%
3,000,000	Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A-/A3		3,046,410
2,000,000	Hillsborough County, FL, IDA, PCR Refunding Bonds (Series 1990), 4.00% TOBs (Tampa Electric Co.), Mandatory Tender 8/1/2007	BBB/A2		2,013,920
1,245,000	Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		1,380,406
1,525,000	Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2003	A+/NR		1,576,820
1,000,000	Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		1,010,470
905,000	Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		909,425

	TOTAL			9,937,451

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Georgia--1.0%
$1,365,000	Atlanta, GA, UT GO Bonds, 4.50% (MBIA INS), 12/1/2004	AAA/Aaa		$1,447,296
3,390,000	Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,391,966
1,750,000	Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,957,235

	TOTAL			6,796,497

	Hawaii--0.2%
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 5.70% (Kapiolani Health Care System)/(Original Issue Yield: 5.85%), 7/1/2003	BBB+/Baa1		1,023,260

	Illinois--0.8%
800,000	Illinois Development Finance Authority, Revenue Notes (Series 2002A), 2.50% RANs (Dominican University), 7/24/2003	SP-1/NR		803,528
1,200,000	Illinois Development Finance Authority, Revenue Notes (Series 2002D), 2.50% RANs (National University Health Services)/(American National Bank & Trust LOC), 7/24/2003	SP-1/NR		1,205,292
920,000	Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A/A2		942,393
500,000	Illinois Health Facilities Authority, Revenue Bonds (Series 2000), 5.00% (Advocate Health Care Network)/(Original Issue Yield: 5.14%), 11/15/2002	AA/Aa3		501,910
2,000,000	Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/(BNP Paribas LOC), 2/1/2004	AA-/NR		2,078,700

	TOTAL			5,531,823

	Indiana--1.6%
3,000,000	Huntington County, IN, Community School Corp., 3.00% TANs, 12/27/2002	NR		3,009,330
1,225,000	Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series B), 4.40% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2003	BBB+/A2		1,230,745
250,000	Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series B), 4.40% (Southern Indiana Gas & Electric Co.), 3/1/2020	BBB+/A2		251,277
2,500,000	Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.45% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2003	BBB/NR		2,500,000
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Indiana--continued
$950,000	Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2002	NR/Aa3		$952,546
1,140,000	Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2003	NR/Aa3		1,176,731
400,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 4.00% (Ascension Health Credit Group), 11/15/2003	AA/Aa2		408,464
845,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		921,464

	TOTAL			10,450,557

	Iowa--0.5%
1,260,000	Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds (Series 2001), 4.75%, 2/1/2004	AAA/Aaa		1,313,172
1,850,000	Iowa Higher Education Loan Authority, RANs (Series 2002C), 3.25% (Coe College), 5/23/2003	SP-1/NR		1,866,039

	TOTAL			3,179,211

	Kansas--1.1%
3,000,000	Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A2		3,066,960
110,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2003	NR		110,934
120,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	NR		124,584
125,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		133,020
1,250,000	Johnson County, KS, (Series C), Unified School District #233, Refunding UT GO Bonds, 5.00% (FGIC INS), 3/1/2004	AAA/Aaa		1,309,737
1,082,000	La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,104,560
1,100,000	Leavenworth, KS, UT GO Temporary Notes (Series 2001B), 4.00%, 3/1/2003	NR		1,102,178

	TOTAL			6,951,973

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Kentucky--0.3%
$340,000	Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA-/Aa3		$346,613
1,645,000	Kentucky Infrastructure Authority, Revenue Bonds (Series 2001A), 4.00%, 6/1/2003	AA-/Aa3		1,672,422

	TOTAL			2,019,035

	Louisiana--0.9%
500,000	Calcasieu Parish, LA, IDB, Refunding PCR Bonds (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		530,390
5,000,000	St. Charles Parish, LA, Refunding PCR Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		5,033,200

	TOTAL			5,563,590

	Maryland--0.6%
2,700,000	Howard County, MD, Refunding UT GO Bonds, 5.00%, 8/15/2004	AAA/Aaa		2,871,693
1,000,000	Maryland Economic Development Corp., Solid Waste Disposal Revenue Bonds, 4.65% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,010,410

	TOTAL			3,882,103

	Massachusetts--1.2%
2,000,000	Commonwealth of Massachusetts, Construction Loan UT GO Bonds (Series 2002D), 5.25%, 8/1/2007	AA-/Aa2		2,251,920
605,000	Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		626,732
750,000	Massachusetts HEFA, Revenue Bonds (Series 2002B), 4.00% (Caritas Christi Obligated Group), 7/1/2003	BBB/Baa2		758,175
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		1,037,940
3,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		3,171,510

	TOTAL			7,846,277

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Michigan--0.9%
$2,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		$2,728,600
375,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 4.00% (Sparrow Obligated Group, MI), 11/15/2002	A/A1		376,042
250,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		258,750
925,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 1998A), 4.60% (Hackley Hospital Obligated Group), 5/1/2003	NR/Baa1		933,519
500,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2002	AA-/Aa3		503,060
900,000	Michigan Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		903,744

	TOTAL			5,703,715

	Missouri--1.1%
705,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		710,584
2,000,000	Missouri State HEFA, Educational Facilities Revenue Bonds (Series 1998B), 4.40% TOBs (Rockhurst High School)/(Allied Irish Banks PLC LOC), Optional Tender 6/1/2003	NR/Aa3		2,033,900
250,000	Missouri State HEFA, Hospital Facilities Revenue Bonds (Series 2000), 5.75% (St. Anthony's Medical Center), 12/1/2002	A/A2		251,730
3,100,000	Missouri State HEFA, (Series 2002G), 2.75% RANs (Stephens College)/(Comerica Bank LOC), 4/18/2003	SP-1		3,117,019
800,000	Osage Beach, MO, Combined Waterworks and System Revenue Bonds (Series 2002), 4.00%, 12/1/2003	NR		802,320

	TOTAL			6,915,553

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Nebraska--0.4%
$2,500,000	Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1		$2,553,175

	Nevada--0.3%
2,000,000	Clark County, NV, School District, GO LT Bonds (Series 2001F)/(FSA INS), 5.00%, 6/15/2004	AAA/Aaa		2,111,980

	New Hampshire--0.3%
1,790,000	New Hampshire Higher Educational & Health Facilities Authority (Series 2002D), 3.25% RANs (RiverWoods Co. at Exeter)/(Citizens Bank of Massachusetts LOC), 5/2/2003	SP-1+		1,804,982

	New Jersey--2.6%
3,000,000	Asbury Park, NJ, 2.80% TANs, 4/24/2003	NR		3,015,630
4,000,000	Bayonne, NJ, 2.75% TANs, 7/29/2003	NR		4,043,440
2,500,000	Bayonne, NJ, 3.00% BANs, 7/11/2003	NR		2,530,325
1,548,400	South Amboy, NJ, 3.00% BANs, 8/7/2003	NR		1,568,529
3,283,647	South Amboy, NJ, UT GO Bonds, 3.00% BANs, 11/8/2002	NR		3,288,835
2,300,000	Wildwood, NJ, 3.50% BANs, 10/11/2002	NR		2,301,357

	TOTAL			16,748,116

	New Mexico--0.5%
2,800,000	Albuquerque, NM, UT GO Bonds (Series 2002B), 5.00%, 7/1/2004	AA/Aa3		2,961,588

	New York--3.1%
1,250,000	Long Island Power Authority, NY, Electrical System Revenue Bonds (Series A), 5.25%, 12/1/2002	A-/Baa1		1,257,725
1,400,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.00% (FSA INS), 11/15/2006	AAA/Aaa		1,553,734
5,740,000	Mt. Vernon, NY, City School District, 2.625% TANs, 8/28/2003	NR		5,774,096
500,000	Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001D), 4.30% (North Shore Health System Obligated Group)/(Original Issue Yield: 4.375%), 11/1/2003	NR		500,915
5,000,000	New York City, NY, Transitional Finance Authority (Series 3), 2.75% BANs, 11/13/2002	SP-1+/F-1+		5,007,050
3,000,000	New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,228,360
1,015,000	New York State Dormitory Authority, Revenue Bonds, 3.50% (New York Medical College)/(Fleet National Bank LOC), 7/1/2004	A+/NR		1,015,985
2,000,000	Niagara Falls, NY, City School District, 3.00% RANs, 10/15/2002	NR		2,001,040

	TOTAL			20,338,905

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	North Carolina--0.7%
$2,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		$2,014,920
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Revenue Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+/Baa1		1,028,840
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+/Baa1		1,514,100

	TOTAL			4,557,860

	Ohio--4.3%
1,085,000	Beavercreek, OH, City Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,128,791
500,000	Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services), 7/1/2031	NR		500,275
1,240,000	Franklin County, OH, Hospital Facility Authority, Refunding Revenue Bonds (Series A), 5.40% (Riverside United Methodist Hospital)/(Original Issue Yield: 5.50%), 5/15/2003	NR/A1		1,264,490
1,020,000	Franklin County, OH, IDA, Revenue Bonds, 1.65% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 3/1/2003	NR		1,020,000
900,000	Knox County, OH, Hospital Facilities Refunding Revenue Bonds (Series 1998), 4.20% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA/NR		914,643
3,000,000	Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds (Series A), 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,170,070
2,100,000	Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Refunding Revenue Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,101,512
1,825,000	Nelsonville, OH, 2.54% BANs, 3/12/2003	NR		1,830,949
750,000	Oakwood Village, OH, 2.40% BANs, 11/19/2002	NR		750,720
1,076,000	Oakwood Village, OH, 2.50% BANs, 12/12/2002	NR		1,077,711
1,000,000	Ohio State Air Quality Development Authority, PCR Bonds (Series A), 4.00% TOBs (Toledo Edison Co.) 9/1/2003	BBB-/Baa3		1,011,630
2,000,000	Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		2,000,800
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Ohio--continued
$4,000,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.60% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2003	BBB/Baa1		$4,013,280
1,000,000	Ohio State Air Quality Development Authority (Series A), 4.85% TOBs (Ohio Edison Co.) 2/1/2003	BBB-/Baa2		1,010,100
2,000,000	Ohio State Water Development Authority, PCR Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		1,999,940
3,000,000	Ohio State Water Development Authority, PCR Bonds, (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB/Baa2		3,012,000
1,000,000	Ohio State Water Development Authority, PCR Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,017,730
500,000	Ohio State Water Development Authority, Refunding Revenue Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		500,955

	TOTAL			28,325,596

	Oklahoma--1.2%
4,000,000	Oklahoma Student Loan Authority, Subordinate Auction Rate Notes (Series 2001B1), 06/01/2031	A/A2		4,000,000
2,000,000	Tulsa, OK, International Airport, AMT General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,043,360
2,000,000	Tulsa, OK, International Airport, AMT General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,101,760

	TOTAL			8,145,120

	Oregon--0.2%
1,000,000	Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,049,030

	Pennsylvania--4.3%
4,000,000	Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,190,320
1,500,000	Norristown, PA, (Series A), 3.00% TRANs, 12/30/2002	NR		1,504,905
3,385,000	Northampton County, PA, IDA, 1.65% CP (American Water Capital Corp.), Mandatory Tender 12/2/2002	BBB+/Baa1		3,385,000
3,000,000	Northampton County, PA, IDA, 2.10% CP (American Water Capital Corp.), Mandatory Tender 11/1/2002	BBB+/Baa1		3,000,000
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Pennsylvania--continued
$325,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB-/A3		$331,828
400,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB-/A3		413,412
3,500,000	Pennsylvania State Higher Education Assistance Agency (Series 2002 A), 2.349% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), Optional Tender 7/1/2003	AAA/Aaa		3,512,180
1,235,000	Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 5.25% (Marywood University), 6/1/2003	AAA/Aaa		1,265,937
4,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 2.80% TOBs (Washington & Jefferson College), Mandatory Tender 11/1/2003	NR/Aa3		4,039,920
500,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.00% (Guthrie Healthcare System, PA), 12/1/2002	A-/NR		501,820
1,000,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		1,026,830
320,000	Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		336,579
2,000,000	Sto Rox, PA, School District, 3.00% TRANs, 6/30/2003	NR		2,014,840
655,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 3.50% (Monongahela Valley Hospital), 6/1/2003	NR/A3		661,039
690,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.25% (Monongahela Valley Hospital), 6/1/2004	NR/A3		710,762
600,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		626,388
755,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		798,888

	TOTAL			28,320,648

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Rhode Island--2.4%
$2,000,000	Cranston, RI, 3.75% BANs, 11/14/2002	NR		$2,004,860
6,500,000	Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		6,546,280
5,000,000	Pawtucket, RI, Public Buildings Authority, 2.75% BANs, 7/1/2003	NR		5,037,550
1,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.00% (Lifespan Obligated Group), 8/15/2003	BBB/Baa2		1,011,450
1,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.50% (Lifespan Obligated Group), 8/15/2004	BBB/Baa2		1,027,450

	TOTAL			15,627,590

	South Carolina--0.5%
2,000,000	Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00% (FGIC INS), 1/1/2004	AAA/Aaa		2,084,340
1,100,000	South Carolina State Public Service Authority, UT GO Refunding Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,204,434

	TOTAL			3,288,774

	South Dakota--0.6%
555,000	South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health), 7/1/2004	AAA/Aaa		576,601
2,880,000	South Dakota State Health & Educational Authority, Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/ A1		3,033,274
500,000	South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		526,610

	TOTAL			4,136,485

	Tennessee--2.1%
600,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.00% (Dominion Resources, Inc.), 11/1/2002	BBB+/NR		600,762
740,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		748,414
710,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		728,552
1,760,000	Clarksville, TN, Natural Gas Acquisition Corp., Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2004	BBB+/NR		1,808,558
3,690,000	Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,976,565
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Tennessee--continued
$3,000,000	Metropolitan Government Nashville & Davidson County, TN, HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(Original Issue Yield: 7.27%), Prerefunded 12/1/2004	AAA/#Aaa		$3,390,360
1,000,000	Shelby County, TN, Public Improvement UT GO Bonds (Series 2000A), 5.00%, 4/1/2004	AA+/Aa2		1,050,060
600,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2003	BBB+/NR		616,632
400,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		418,580
600,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		640,782

	TOTAL			13,979,265

	Texas--2.9%
1,000,000	Brazos River Authority, TX, Refunding Revenue Bonds (Series A), 4.80% TOBs (TXU Electric Co.), Mandatory Tender 4/1/2003	NR/Baa2		1,005,530
1,500,000	Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Electric Co.), Mandatory Tender 6/19/2006	BBB+/Baa2		1,548,870
200,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.00% (Good Shepherd Medical Center), 10/1/2002	BBB/Baa2		200,012
350,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.00% (Good Shepherd Medical Center), 10/1/2003	BBB/Baa2		355,012
915,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		937,253
1,000,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,040,410
1,000,000	Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		1,028,830
1,000,000	Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA-/NR		1,051,590
1,500,000	Lewisville, TX, (Series 2001), 4.00% TANs, 2/15/2004	NR		1,533,570
3,000,000	Matagorda County, TX, Navigation District No. 1, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		3,031,950
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Texas--continued
$1,750,000	North Central Texas, HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3		$1,900,903
750,000	Socorro, TX, ISD, UT GO Refunding Bonds, 4.00% (PSFG GTD), 8/15/2004	AAA/NR		782,018
1,000,000	Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 9/1/2003	NR		1,014,880
1,205,000	Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (MBIA INS)(Texas Southern University), 11/1/2004	NR/Aaa		1,261,575
2,000,000	University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		2,227,900

	TOTAL			18,920,303

	Utah--1.8%
3,300,000	Box Elder County, UT, PCR Bonds, 2.00% TOBs (Nucor Corp.), Optional Tender 10/1/2003	VMIG-1		3,347,157
3,300,000	Box Elder County, UT, PCR Bonds, 2.475% TOBs (Nucor Corp.), Optional Tender 10/1/2002	VMIG-1		3,347,157
1,500,000	Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa2		1,602,945
3,350,000	Utah Transit Authority, Sales Tax Revenue Bonds (Series A), 5.00% (FSA INS), 6/15/2007	AAA/Aaa		3,719,237

	TOTAL			12,016,496

	Virginia--0.4%
3,000,000	Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	A-/A3		3,007,020

	Washington--1.2%
4,115,000	Snohomish County, WA, Public Utility District, Electric Generation System Refunding Revenue Bonds (Series B), 5.25% (FSA INS), 12/1/2007	AAA/Aaa		4,641,267
3,000,000	Washington State, Various Purpose Refunding, UT GO Bonds (Series 2002R), 3.50% (MBIA INS), 1/1/2007	AAA/Aaa		3,124,560

	TOTAL			7,765,827

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Wisconsin--0.5%
$400,000	Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2002	A+/NR		$400,024
1,000,000	Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+ /NR		1,021,230
1,150,000	Wisconsin State HEFA, Refunding Revenue Bonds, 4.00% (Wheaton Franciscan Services), 8/15/2003	A/A2		1,170,482
150,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2003	A-/A3		153,153
120,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		125,309
130,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		137,610

	TOTAL			3,007,808

	Wyoming--0.4%
2,500,000	Albany County, WY, PCR Bonds (Series 1985), 3.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2015	BBB/NR		2,509,750

	TOTAL SHORT-TERM MUNICIPALS BONDS (IDENTIFIED COST $348,016,279)			351,316,297

	VARIABLE RATE DEMAND NOTES--47.3%
	Alabama--1.9%
4,000,000	Columbia, AL, IDB, PCR (Series 1995C), Daily VRDNs (Alabama Power Co.)	A-1/VMIG1		4,000,000
5,000,000	Decatur, AL, IDB, (Series 1999), Weekly VRDNs (Trico Steel Company LLC)/(J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		5,000,000
3,500,000	Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B), Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000

	TOTAL			12,500,000

	Arizona--0.5%
1,500,000	Prescott, AZ, IDA, (Series A), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,500,000
1,500,000	Prescott, AZ, IDA, (Series B), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,500,000

	TOTAL			3,000,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Connecticut--1.9%
$12,300,000	Connecticut State HEFA, (Series F), Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance INS)/(J.P. Morgan Chase Bank LIQ)	A-1+/NR		$12,300,000

	Florida--1.7%
4,950,000	Broward County, FL, Resource Recovery, Refunding Revenue Bonds (Series 2001A) (P Floats-PA 817), Weekly VRDNs (Wheelabrator South Broward, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	A-1+/NR		4,950,000
2,000,000	Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A-1/P-2		2,000,000
1,225,000	Orange County, FL, Educational Facilities Authority (Series 2001), Daily VRDNs (Rollins College)/(Bank of America N.A. LOC)	NR/VMIG1		1,225,000
3,200,000	Pinellas County, FL, Health Facility Authority Daily VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		3,200,000

	TOTAL			11,375,000

	Georgia--2.6%
850,000	Bibb County, GA, Development Authority (Series 1991IR-1), Weekly VRDNs (Temple-Inland, Inc.)	A-2/NR		850,000
14,200,000	Burke County, GA, Development Authority, PCR Bonds (First Series 1996), Daily VRDNs (Georgia Power Co.)	A-1/VMIG1		14,200,000
1,240,000	Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,240,000
400,000	Macon-Bibb County, GA, Hospital Authority (Series 2000), Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC)	A-1+/VMIG1		400,000

	TOTAL			16,690,000

	Idaho--0.4%
2,500,000	Boise, ID, Industrial Development Corp., Multi-Mode Variable Rate IDRBs (Series 1998), Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		2,500,000

	Illinois--1.1%
7,000,000	Illinois Development Finance Authority, PCR Bonds, (MBIA INS)/(Illinois Power Co.), (Series B), 04/01/2032	AAA/Aaa		7,000,000

	Indiana--4.6%
26,125,000	Indiana Health Facility Financing Authority (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		26,125,000
3,615,000	Lawrence, IN, (Series 1998), Weekly VRDNs (Lawrence Affordable Housing LLC)/(Bank One, Illinois N.A. LOC)	A-1/NR		3,615,000

	TOTAL			29,740,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Kentucky--0.9%
$6,000,000	Berea, KY, (Series 1997), Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		$6,000,000

	Michigan--0.6%
3,900,000	Michigan State Hospital Finance Authority (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	A-1+/VMIG1		3,900,000

	Mississippi--1.2%
8,200,000	Jackson County, MS, Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	NR/P-1		8,200,000

	Missouri--1.1%
1,435,000	Springfield, MO, IDA (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	NR		1,435,000
6,000,000	University of Missouri, (Series 2000) Daily VRDNs	A-1+/VMIG1		6,000,000

	TOTAL			7,435,000

	Montana--1.3%
8,500,000	Forsyth, Rosebud County, MT, PCR Bonds Daily VRDNs (Pacificorp)	BBB+/ NR		8,500,000

	Multi State--0.2%
1,591,461	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	Aa3/VMIG1		1,591,461

	Nebraska--0.6%
2,285,000	Douglas County, NE, Variable Rate Demand IDRB, 3.00% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2002	NR		2,285,366
1,520,000	Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 3.00% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2002	NR		1,520,243

	TOTAL			3,805,609

	New Hampshire--3.1%
20,000,000	New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002), Weekly VRDNs (Dartmouth College, NH)	A-1+/VMIG1		20,000,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	New York--8.6%
$7,500,000	New York City, NY, (Series 1993B), Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	A-1+/VMIG1		$7,500,000
8,135,000	New York City, NY, (Series 1994A-10), Daily VRDNs (J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		8,135,000
1,700,000	New York City, NY, (Series 1994B-3), Daily VRDNs (J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		1,700,000
20,000,000	New York City, NY, Transitional Finance Authority, Fiscal 2003 (Series 2B), Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		20,000,000
3,800,000	New York State Energy Research & Development Authority, PCR Bonds (Series 1988A), Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	A-1+/NR		3,800,000
14,700,000	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15), Weekly VRDNs (Bank of New York LIQ)	NR/VMIG1		14,700,000

	TOTAL			55,835,000

	North Carolina--1.5%
930,000	Brunswick County, NC, Industrial Facilities and PCFA (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	NR/VMIG1		930,000
8,900,000	Martin County, NC, IFA, PCFA Refunding Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		8,900,000

	TOTAL			9,830,000

	Ohio--4.1%
1,530,000	Bowling Green, OH, Adjustable Rate Industrial Development Refunding Revenue Bonds, Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,530,000
4,955,000	Fairfield, OH, (Series 2000), Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		4,955,000
20,000,000	Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA INS)/(Dexia Bank, Belgium LIQ)	A-1+/VMIG1		20,000,000

	TOTAL			26,485,000

	South Carolina--0.7%
4,600,000	South Carolina Jobs-EDA, Economic Development Revenue Bonds, Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		4,600,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Tennessee--2.7%
$3,300,000	Carter County, TN, IDB (Series 1983), Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	A-2/NR		$3,300,000
6,000,000	Knoxville, TN, Utilities Board (Series 2000), Daily VRDNs (Knoxville, TN Electric System)/(FSA INS)/(SunTrust Bank LIQ)	A-1+/VMIG1		6,000,000
3,000,000	Sevier County, TN, Public Building Authority (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		3,000,000
2,600,000	Sevier County, TN, Public Building Authority (Series IV-C-4), Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,600,000
2,700,000	Sevier County, TN, Public Building Authority (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,700,000

	TOTAL			17,600,000

	Texas--4.7%
2,700,000	Harris County, TX, HFDC, (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		2,700,000
2,800,000	Harris County, TX. HFDC, Revenue Bonds (Series 1997), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		2,800,000
4,995,000	North Central Texas, TX, HFDC (Series D), Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		4,995,000
20,000,000	Waco, TX, Education Finance Corp., (Series 2002A) Weekly VRDNs (Baylor University)/(XLCA INS)/(Dexia Credit Local LIQ)	A-1+/VMIG1		20,000,000

	TOTAL			30,495,000

	Virginia--0.1%
545,000	Virginia Small Business Financing Authority (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/ (RBC Centura Bank LOC)	NR		545,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Washington--1.2%
$8,000,000	Port Grays Harbor, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		$8,000,000

	TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $307,926,461)			307,927,070

	TOTAL INVESTMENTS (IDENTIFIED COST $655,942,740)[2]			$659,243,367

Securities that are subject to alternative minimum tax represent 17.2% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 The cost of investments for generally accepted accounting principles ("GAAP") is $655,942,740. The cost of investments for federal tax purposes amounts to $655,942,151. The net unrealized appreciation of investments on a federal tax basis amounts to $3,301,216 which is comprised of $3,304,407 appreciation and $3,191 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($650,655,644) at September 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
ISD	--Independent School District
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
XLCA	--XLCA Insurance Corporation

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Total investments in securities, at value (identified cost $655,942,740)		$659,243,367
Income receivable		4,662,859
Receivable for investments sold		123,000
Receivable for shares sold		11,128,906

TOTAL ASSETS		675,158,132

Liabilities:
Payable for investments purchased	$21,181,378
Payable for shares redeemed	1,293,059
Income distribution payable	386,734
Payable to bank	1,484,099
Accrued expenses	157,218

TOTAL LIABILITIES		24,502,488

Net assets for 321,633,706 shares outstanding		$650,655,644

Net Assets Consist of:
Paid in capital		$647,414,361
Net unrealized appreciation of investments		3,300,627
Accumulated net realized loss on investments		(59,903)
Undistributed net investment income		559

TOTAL NET ASSETS		$650,655,644

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$323,259,660 ÷ 159,769,829 shares outstanding		$2.02

Institutional Service Shares:
$327,395,984 ÷161,863,877 shares outstanding		$2.02

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Interest			$9,819,933

Expenses:
Investment adviser fee		$2,140,535
Administrative personnel and services fee		268,280
Custodian fees		10,681
Transfer and dividend disbursing agent fees and expenses		50,475
Directors'/Trustees' fees		4,401
Auditing fees		11,802
Legal fees		4,708
Portfolio accounting fees		112,227
Distribution services fee--Institutional Service Shares		472,703
Shareholder services fee--Institutional Service Shares		472,703
Share registration costs		79,181
Printing and postage		29,630
Insurance premiums		1,436
Taxes		31,808
Miscellaneous		1,887

TOTAL EXPENSES		3,692,457

Waivers:
Waiver of investment adviser fee	$(1,472,696)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,489)
Waiver of distribution services fee--Institutional Service Shares	(135,954)

TOTAL WAIVERS		(1,618,139)

Net expenses			2,074,318

Net investment income			7,745,615

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(60,514)
Net change in unrealized appreciation of investments			2,862,147

Net realized and unrealized gain on investments			2,801,633

Change in net assets resulting from operations			$10,547,248

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 9/30/2002	Period Ended 9/30/2001 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,745,615	$2,327,673
Net realized loss on investments	(60,514)	(541)
Net change in unrealized appreciation	2,862,147	438,840

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,547,248	2,765,972

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,008,396)	(764,651)
Institutional Service Shares	(3,735,868)	(1,563,022)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,744,264)	(2,327,673)

Share Transactions:
Proceeds from sale of shares	878,499,856	256,052,606
Net asset value of shares issued to shareholders in payment of distributions declared	5,090,034	1,475,137
Cost of shares redeemed	(433,933,368)	(59,769,904)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	449,656,522	197,757,839

Change in net assets	452,459,506	198,196,138

Net Assets:
Beginning of period	198,196,138	--

End of period (including undistributed net investment income of $559 for the year ended September 30, 2002)	$650,655,644	$198,196,138

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. Prior to October 1, 2001, the Fund did not accrete discount on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 10/1/2001		For the Year Ended 9/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (decrease)	$360	$360	$792	$(724)	$(68)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing tax treatment for GAAP amortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$1,152	$(1,152)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of September 30, 2002, the tax composition of dividends was as follows:

Tax exempt income	$7,744,264

Long-term capital gains	--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$387,293

Undistributed long-term gains	--

Unrealized appreciation	3,301,216

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and the tax treatment for amortization of discount.

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $541, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

Additionally, net capital losses of $59,951 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000

Institutional Service Shares	500,000,000

TOTAL	1,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2002		2001[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	194,935,623	$392,730,402	43,068,404	$86,539,506
Shares issued to shareholders in payment of distributions declared	1,167,162	2,350,821	198,982	399,951
Shares redeemed	(77,662,850)	(156,470,236)	(1,937,492)	(3,893,858)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	118,439,935	$238,610,987	41,329,894	$83,045,599

Year Ended September 30	2002		2001[1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	241,103,575	$485,769,454	84,393,559	$169,513,100
Shares issued to shareholders in payment of distributions declared	1,360,047	2,739,213	535,138	1,075,186
Shares redeemed	(137,728,769)	(277,463,132)	(27,799,673)	(55,876,046)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	104,734,853	$211,045,535	57,129,024	$114,712,240

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	223,174,788	$449,656,522	98,458,918	$197,757,839

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntary choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2002, the Institutional Shares did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended September 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $643,805,970 and $428,684,461, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$301,906,994

Sales	$62,436,754

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Ultrashort Fund (the "Fund") as of September 30, 2002, and the related statement of operations, the statement of changes in net assets for the year ended September 30, 2002 and the period ended September 30, 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak has been the Fund's Portfolio Manager since 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 31417P882

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25680 (11/02)

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Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

PROSPECTUS

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November 30, 2002

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax by investing primarily in a portfolio of short-term, investment grade tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 13

How is the Fund Sold? 13

How to Purchase Shares 14

How to Redeem Shares 16

Account and Share Information 19

Who Manages the Fund? 20

Financial Information 21

Independent Auditors' Report 53

Board of Directors and Corporation Officers 54

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its objective by investing its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities are primarily investment grade or of comparable quality. The Fund's investment adviser (Adviser) seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to change in interest rates.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) short-term securities with maturities greater than one year; (2) medium quality securities (i.e., securities rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) or of comparable quality thereto); and (3) noninvestment grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Liquidity Risks. There may be more limited trading opportunities for unrated or noninvestment grade tax exempt securities.
  Risks Associated with Noninvestment Grade Securities. Noninvestment grade securities may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's Institutional Service Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated period, and includes comparative performance information. The Fund's performance will fluctuate and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total return shown in the bar chart above is based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 1.95%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.55% (quarter ended March 31, 2001). Its lowest quarterly return was 0.59% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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Return Before Taxes is shown for the Fund's Institutional Service Shares. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1 Year Municipal Bond Index ("LB1MB"), a broad-based market index, and the Lipper Tax-Exempt Money Funds Index ("LTEMFI"), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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	1 Year	Start of Performance[1]
Fund:
Return Before Taxes	3.99%	4.13%
Return After Taxes on Distributions[2]	3.99%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.79%	4.04%
LB1MB	5.77%	5.94%
LTEMFI	2.20%	2.41%

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1 The Fund's Institutional Service Shares start of performance date was October 24, 2000.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MUNICIPAL ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.26%

1 Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2002.

Total Waivers of Fund Expenses	0.48%
Total Actual Annual Fund Operating Expenses (after waivers)	0.78%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee the Fund actually paid (after the voluntary waiver) was 0.19% for the fiscal year ended September 30, 2002.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee the Fund actually paid (after the voluntary waiver) was 0.18% for the fiscal year ended September 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	128

3 Years	$	400

5 Years	$	692

10 Years	$	1,523

What are the Fund's Investment Strategies?

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The Fund invests its assets so that normally, at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Adviser, which actively manages the Fund's portfolio, seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) securities with maturities greater than one year; (2) medium-quality securities; and (3) noninvestment grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

The Fund invests at least 65% of its portfolio in investment grade tax exempt securities. The Fund may invest the remainder of its portfolio in noninvestment grade tax exempt securities. The Adviser performs a fundamental credit analysis on all tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax exempt securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

The Fund's investments in noninvestment grade securities will be more dependent on the Adviser's credit analysis than would be investment grade securities, because noninvestment grade securities, while generally offering higher yields, also involve greater risks. Consequently, in addition to the review process described above, the Adviser may, for example, visit the site that the issuer of a private activity bond is developing with the proceeds of the offering; and generally will engage in detailed discussions with the issuer regarding the offering.

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Within the Fund's one-year portfolio duration goal, the Adviser may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The adviser uses hedging transactions for purposes of duration management. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

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  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

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Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Certain of the tax exempt securities in which the Fund invests may have credit enhancement, which consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) requirement payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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TAX RISKS

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

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LIQUIDITY RISKS

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Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below BBB by an NRSRO, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their price more negatively, and their trading market may be more limited.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased payments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Municipal Ultrashort Fund's dividends will be exempt from the taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since October 2000. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights -- Institutional Service Shares

(For a A Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 53.

	Year Ended 9/30/2002	Period Ended 9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.04 [2]	0.07
Net realized and unrealized gain (loss) on investments	0.01 [2]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.08

Less Distributions:
Distributions from net investment income	(0.04)	(0.07)

Net Asset Value, End of Period	$2.02	$2.01

Total Return[3]	2.56%	4.31%

Ratios to Average Net Assets:

Expenses	0.78%	0.45%[4]

Net investment income	1.98%[2]	3.47%[4]

Expense waiver/reimbursement[5]	0.48%	1.23%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$327,396	$115,016

Portfolio turnover	32%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2002

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--54.0%
	Alabama--1.8%
$1,855,000	Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,049,849
830,000	Dothan, AL, GO Warrants (Series 2002), 4.00%, 3/1/2003	NR		837,669
935,000	Dothan, AL, GO Warrants (Series 2002), 4.50%, 3/1/2004	NR		969,034
975,000	Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		1,038,628
1,025,000	Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,114,421
1,075,000	Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,190,358
325,000	Huntsville, AL, Health Care Authority, Revenue Bonds (Series A), 4.00% (Huntsville Hospital System), 6/1/2003	NR/A2		329,007
3,000,000	Selma, AL, IDB, Annual Tender PCR Refunding Bonds (Series 1993B), 3.50% TOBs (International Paper Co.) 7/15/2008	BBB/Baa2		3,014,460
1,000,000	Selma, AL, IDB, Revenue Bonds (Series A), 3.50% TOBs (International Paper Co.), 7/15/2006	BBB/Baa2		1,004,820

	TOTAL			11,548,246

	Alaska--1.1%
4,000,000	Valdez, AK, Marine Terminal (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	A-/A3		4,012,400
1,000,000	Valdez, AK, Marine Terminal (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	A-/A3		1,002,580
2,000,000	Valdez, AK, Marine Terminal (Series 2002), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Mandatory Tender 5/1/2003	A-/A3		2,013,700

	TOTAL			7,028,680

	Arizona--1.6%
1,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,024,360
3,000,000	Maricopa County, AZ, Pollution Control Corp., PCR Refunding Bonds (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/Baa1		3,003,450
2,500,000	Maricopa County, AZ, Pollution Control Corp., (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		2,514,025
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Arizona--continued
$2,500,000	Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		$2,605,750
1,000,000	Yavapai, AZ, IDA, Revenue Bonds, 3.30% TOBs (Phelps Dodge Corp.)/(BP Amoco PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,001,190

	TOTAL			10,148,775

	Arkansas--0.7%
1,000,000	Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2003	BBB/NR		1,001,770
2,500,000	Fayetteville, AR, Sales & Use Tax Capital Improvement, (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,628,750
720,000	Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2003	A/NR		732,708
310,000	Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		322,140

	TOTAL			4,685,368

	California--4.6%
20,000,000	California State, (Series A), 2.50% RANs, 10/25/2002	SP-1/MIG1		20,009,012
4,000,000	California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		4,098,080
1,000,000	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,018,700
500,000	San Diego, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001D), 3.50% (Hollywood Palms Apartments)/(FNMA LOC), 5/1/2003	AAA/NR		502,305
3,405,000	Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001B), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		3,446,201
600,000	Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		607,260

	TOTAL			29,681,558

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Colorado--0.8%
$1,000,000	Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA-/Aa3		$1,019,640
1,000,000	Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA-/Aa3		1,039,020
240,000	Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 4.50%, 12/1/2002	BBB+/Baa2		240,852
3,000,000	Eagle Ranch Metropolitan District, CO, LT GO Bonds (Series 1999A), 2.25% TOBs (Fleet National Bank LOC), Mandatory Tender 1/8/2004	A+/NR		3,000,330

	TOTAL			5,299,842

	Connecticut--0.3%
1,500,000	Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/Aa3		1,601,505

	Delaware--0.7%
4,000,000	Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,344,960

	Florida--1.5%
3,000,000	Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A-/A3		3,046,410
2,000,000	Hillsborough County, FL, IDA, PCR Refunding Bonds (Series 1990), 4.00% TOBs (Tampa Electric Co.), Mandatory Tender 8/1/2007	BBB/A2		2,013,920
1,245,000	Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		1,380,406
1,525,000	Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2003	A+/NR		1,576,820
1,000,000	Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		1,010,470
905,000	Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		909,425

	TOTAL			9,937,451

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Georgia--1.0%
$1,365,000	Atlanta, GA, UT GO Bonds, 4.50% (MBIA INS), 12/1/2004	AAA/Aaa		$1,447,296
3,390,000	Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,391,966
1,750,000	Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,957,235

	TOTAL			6,796,497

	Hawaii--0.2%
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 5.70% (Kapiolani Health Care System)/(Original Issue Yield: 5.85%), 7/1/2003	BBB+/Baa1		1,023,260

	Illinois--0.8%
800,000	Illinois Development Finance Authority, Revenue Notes (Series 2002A), 2.50% RANs (Dominican University), 7/24/2003	SP-1/NR		803,528
1,200,000	Illinois Development Finance Authority, Revenue Notes (Series 2002D), 2.50% RANs (National University Health Services)/(American National Bank & Trust LOC), 7/24/2003	SP-1/NR		1,205,292
920,000	Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A/A2		942,393
500,000	Illinois Health Facilities Authority, Revenue Bonds (Series 2000), 5.00% (Advocate Health Care Network)/(Original Issue Yield: 5.14%), 11/15/2002	AA/Aa3		501,910
2,000,000	Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/(BNP Paribas LOC), 2/1/2004	AA-/NR		2,078,700

	TOTAL			5,531,823

	Indiana--1.6%
3,000,000	Huntington County, IN, Community School Corp., 3.00% TANs, 12/27/2002	NR		3,009,330
1,225,000	Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series B), 4.40% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2003	BBB+/A2		1,230,745
250,000	Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series B), 4.40% (Southern Indiana Gas & Electric Co.), 3/1/2020	BBB+/A2		251,277
2,500,000	Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.45% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2003	BBB/NR		2,500,000
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Indiana--continued
$950,000	Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2002	NR/Aa3		$952,546
1,140,000	Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2003	NR/Aa3		1,176,731
400,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 4.00% (Ascension Health Credit Group), 11/15/2003	AA/Aa2		408,464
845,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		921,464

	TOTAL			10,450,557

	Iowa--0.5%
1,260,000	Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds (Series 2001), 4.75%, 2/1/2004	AAA/Aaa		1,313,172
1,850,000	Iowa Higher Education Loan Authority, RANs (Series 2002C), 3.25% (Coe College), 5/23/2003	SP-1/NR		1,866,039

	TOTAL			3,179,211

	Kansas--1.1%
3,000,000	Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A2		3,066,960
110,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2003	NR		110,934
120,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	NR		124,584
125,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		133,020
1,250,000	Johnson County, KS, (Series C), Unified School District #233, Refunding UT GO Bonds, 5.00% (FGIC INS), 3/1/2004	AAA/Aaa		1,309,737
1,082,000	La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,104,560
1,100,000	Leavenworth, KS, UT GO Temporary Notes (Series 2001B), 4.00%, 3/1/2003	NR		1,102,178

	TOTAL			6,951,973

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Kentucky--0.3%
$340,000	Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA-/Aa3		$346,613
1,645,000	Kentucky Infrastructure Authority, Revenue Bonds (Series 2001A), 4.00%, 6/1/2003	AA-/Aa3		1,672,422

	TOTAL			2,019,035

	Louisiana--0.9%
500,000	Calcasieu Parish, LA, IDB, Refunding PCR Bonds (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		530,390
5,000,000	St. Charles Parish, LA, Refunding PCR Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		5,033,200

	TOTAL			5,563,590

	Maryland--0.6%
2,700,000	Howard County, MD, Refunding UT GO Bonds, 5.00%, 8/15/2004	AAA/Aaa		2,871,693
1,000,000	Maryland Economic Development Corp., Solid Waste Disposal Revenue Bonds, 4.65% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,010,410

	TOTAL			3,882,103

	Massachusetts--1.2%
2,000,000	Commonwealth of Massachusetts, Construction Loan UT GO Bonds (Series 2002D), 5.25%, 8/1/2007	AA-/Aa2		2,251,920
605,000	Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		626,732
750,000	Massachusetts HEFA, Revenue Bonds (Series 2002B), 4.00% (Caritas Christi Obligated Group), 7/1/2003	BBB/Baa2		758,175
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		1,037,940
3,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		3,171,510

	TOTAL			7,846,277

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Michigan--0.9%
$2,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		$2,728,600
375,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 4.00% (Sparrow Obligated Group, MI), 11/15/2002	A/A1		376,042
250,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		258,750
925,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 1998A), 4.60% (Hackley Hospital Obligated Group), 5/1/2003	NR/Baa1		933,519
500,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2002	AA-/Aa3		503,060
900,000	Michigan Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		903,744

	TOTAL			5,703,715

	Missouri--1.1%
705,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		710,584
2,000,000	Missouri State HEFA, Educational Facilities Revenue Bonds (Series 1998B), 4.40% TOBs (Rockhurst High School)/(Allied Irish Banks PLC LOC), Optional Tender 6/1/2003	NR/Aa3		2,033,900
250,000	Missouri State HEFA, Hospital Facilities Revenue Bonds (Series 2000), 5.75% (St. Anthony's Medical Center), 12/1/2002	A/A2		251,730
3,100,000	Missouri State HEFA, (Series 2002G), 2.75% RANs (Stephens College)/(Comerica Bank LOC), 4/18/2003	SP-1		3,117,019
800,000	Osage Beach, MO, Combined Waterworks and System Revenue Bonds (Series 2002), 4.00%, 12/1/2003	NR		802,320

	TOTAL			6,915,553

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Nebraska--0.4%
$2,500,000	Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1		$2,553,175

	Nevada--0.3%
2,000,000	Clark County, NV, School District, GO LT Bonds (Series 2001F)/(FSA INS), 5.00%, 6/15/2004	AAA/Aaa		2,111,980

	New Hampshire--0.3%
1,790,000	New Hampshire Higher Educational & Health Facilities Authority, (Series 2002D), 3.25% RANs (RiverWoods Co. at Exeter)/(Citizens Bank of Massachusetts LOC), 5/2/2003	SP-1+		1,804,982

	New Jersey--2.6%
3,000,000	Asbury Park, NJ, 2.80% TANs, 4/24/2003	NR		3,015,630
4,000,000	Bayonne, NJ, 2.75% TANs, 7/29/2003	NR		4,043,440
2,500,000	Bayonne, NJ, 3.00% BANs, 7/11/2003	NR		2,530,325
1,548,400	South Amboy, NJ, 3.00% BANs, 8/7/2003	NR		1,568,529
3,283,647	South Amboy, NJ, UT GO Bonds, 3.00% BANs, 11/8/2002	NR		3,288,835
2,300,000	Wildwood, NJ, 3.50% BANs, 10/11/2002	NR		2,301,357

	TOTAL			16,748,116

	New Mexico--0.5%
2,800,000	Albuquerque, NM, UT GO Bonds (Series 2002B), 5.00%, 7/1/2004	AA/Aa3		2,961,588

	New York--3.1%
1,250,000	Long Island Power Authority, NY, Electrical System Revenue Bonds (Series A), 5.25%, 12/1/2002	A-/Baa1		1,257,725
1,400,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.00% (FSA INS), 11/15/2006	AAA/Aaa		1,553,734
5,740,000	Mt. Vernon, NY, City School District, 2.625% TANs, 8/28/2003	NR		5,774,096
500,000	Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001D), 4.30% (North Shore Health System Obligated Group)/(Original Issue Yield: 4.375%), 11/1/2003	NR		500,915
5,000,000	New York City, NY, Transitional Finance Authority (Series 3), 2.75% BANs, 11/13/2002	SP-1+/F-1+		5,007,050
3,000,000	New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,228,360
1,015,000	New York State Dormitory Authority, Revenue Bonds, 3.50% (New York Medical College)/(Fleet National Bank LOC), 7/1/2004	A+/NR		1,015,985
2,000,000	Niagara Falls, NY, City School District, 3.00% RANs, 10/15/2002	NR		2,001,040

	TOTAL			20,338,905

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	North Carolina--0.7%
$2,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		$2,014,920
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Revenue Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+/Baa1		1,028,840
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+/Baa1		1,514,100

	TOTAL			4,557,860

	Ohio--4.3%
1,085,000	Beavercreek, OH, City Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,128,791
500,000	Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services), 7/1/2031	NR		500,275
1,240,000	Franklin County, OH, Hospital Facility Authority, Refunding Revenue Bonds (Series A), 5.40% (Riverside United Methodist Hospital)/(Original Issue Yield: 5.50%), 5/15/2003	NR/A1		1,264,490
1,020,000	Franklin County, OH, IDA, Revenue Bonds, 1.65% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 3/1/2003	NR		1,020,000
900,000	Knox County, OH, Hospital Facilities Refunding Revenue Bonds (Series 1998), 4.20% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA/NR		914,643
3,000,000	Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds (Series A), 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,170,070
2,100,000	Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Refunding Revenue Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,101,512
1,825,000	Nelsonville, OH, 2.54% BANs, 3/12/2003	NR		1,830,949
750,000	Oakwood Village, OH, 2.40% BANs, 11/19/2002	NR		750,720
1,076,000	Oakwood Village, OH, 2.50% BANs, 12/12/2002	NR		1,077,711
1,000,000	Ohio State Air Quality Development Authority, PCR Bonds (Series A), 4.00% TOBs (Toledo Edison Co.) 9/1/2003	BBB-/Baa3		1,011,630
2,000,000	Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		2,000,800
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Ohio--continued
$4,000,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.60% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2003	BBB/Baa1		$4,013,280
1,000,000	Ohio State Air Quality Development Authority (Series A), 4.85% TOBs (Ohio Edison Co.) 2/1/2003	BBB-/Baa2		1,010,100
2,000,000	Ohio State Water Development Authority, PCR Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		1,999,940
3,000,000	Ohio State Water Development Authority, PCR Bonds, (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB/Baa2		3,012,000
1,000,000	Ohio State Water Development Authority, PCR Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,017,730
500,000	Ohio State Water Development Authority, Refunding Revenue Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		500,955

	TOTAL			28,325,596

	Oklahoma--1.2%
4,000,000	Oklahoma Student Loan Authority, Subordinate Auction Rate Notes (Series 2001B1), 06/01/2031	A/A2		4,000,000
2,000,000	Tulsa, OK, International Airport, AMT General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,043,360
2,000,000	Tulsa, OK, International Airport, AMT General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,101,760

	TOTAL			8,145,120

	Oregon--0.2%
1,000,000	Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,049,030

	Pennsylvania--4.3%
4,000,000	Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,190,320
1,500,000	Norristown, PA, (Series A), 3.00% TRANs, 12/30/2002	NR		1,504,905
3,385,000	Northampton County, PA, IDA, 1.65% CP (American Water Capital Corp.), Mandatory Tender 12/2/2002	BBB+/Baa1		3,385,000
3,000,000	Northampton County, PA, IDA, 2.10% CP (American Water Capital Corp.), Mandatory Tender 11/1/2002	BBB+/Baa1		3,000,000
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Pennsylvania--continued
$325,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB-/A3		$331,828
400,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB-/A3		413,412
3,500,000	Pennsylvania State Higher Education Assistance Agency (Series 2002 A), 2.349% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), Optional Tender 7/1/2003	AAA/Aaa		3,512,180
1,235,000	Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 5.25% (Marywood University), 6/1/2003	AAA/Aaa		1,265,937
4,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 2.80% TOBs (Washington & Jefferson College), Mandatory Tender 11/1/2003	NR/Aa3		4,039,920
500,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.00% (Guthrie Healthcare System, PA), 12/1/2002	A-/NR		501,820
1,000,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		1,026,830
320,000	Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		336,579
2,000,000	Sto Rox, PA, School District, 3.00% TRANs, 6/30/2003	NR		2,014,840
655,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 3.50% (Monongahela Valley Hospital), 6/1/2003	NR/A3		661,039
690,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.25% (Monongahela Valley Hospital), 6/1/2004	NR/A3		710,762
600,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		626,388
755,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		798,888

	TOTAL			28,320,648

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Rhode Island--2.4%
$2,000,000	Cranston, RI, 3.75% BANs, 11/14/2002	NR		$2,004,860
6,500,000	Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		6,546,280
5,000,000	Pawtucket, RI, Public Buildings Authority, 2.75% BANs, 7/1/2003	NR		5,037,550
1,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.00% (Lifespan Obligated Group), 8/15/2003	BBB/Baa2		1,011,450
1,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.50% (Lifespan Obligated Group), 8/15/2004	BBB/Baa2		1,027,450

	TOTAL			15,627,590

	South Carolina--0.5%
2,000,000	Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00% (FGIC INS), 1/1/2004	AAA/Aaa		2,084,340
1,100,000	South Carolina State Public Service Authority, UT GO Refunding Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,204,434

	TOTAL			3,288,774

	South Dakota--0.6%
555,000	South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health), 7/1/2004	AAA/Aaa		576,601
2,880,000	South Dakota State Health & Educational Authority, Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/ A1		3,033,274
500,000	South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		526,610

	TOTAL			4,136,485

	Tennessee--2.1%
600,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.00% (Dominion Resources, Inc.), 11/1/2002	BBB+/NR		600,762
740,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		748,414
710,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		728,552
1,760,000	Clarksville, TN, Natural Gas Acquisition Corp., Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2004	BBB+/NR		1,808,558
3,690,000	Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,976,565
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Tennessee--continued
$3,000,000	Metropolitan Government Nashville & Davidson County, TN, HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(Original Issue Yield: 7.27%), Prerefunded 12/1/2004	AAA/#Aaa		$3,390,360
1,000,000	Shelby County, TN, Public Improvement UT GO Bonds (Series 2000A), 5.00%, 4/1/2004	AA+/Aa2		1,050,060
600,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2003	BBB+/NR		616,632
400,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		418,580
600,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		640,782

	TOTAL			13,979,265

	Texas--2.9%
1,000,000	Brazos River Authority, TX, Refunding Revenue Bonds (Series A), 4.80% TOBs (TXU Electric Co.), Mandatory Tender 4/1/2003	NR/Baa2		1,005,530
1,500,000	Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Electric Co.), Mandatory Tender 6/19/2006	BBB+/Baa2		1,548,870
200,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.00% (Good Shepherd Medical Center), 10/1/2002	BBB/Baa2		200,012
350,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.00% (Good Shepherd Medical Center), 10/1/2003	BBB/Baa2		355,012
915,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		937,253
1,000,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,040,410
1,000,000	Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		1,028,830
1,000,000	Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA-/NR		1,051,590
1,500,000	Lewisville, TX, (Series 2001), 4.00% TANs, 2/15/2004	NR		1,533,570
3,000,000	Matagorda County, TX, Navigation District No. 1, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		3,031,950
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Texas--continued
$1,750,000	North Central Texas, HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3		$1,900,903
750,000	Socorro, TX, ISD, UT GO Refunding Bonds, 4.00% (PSFG GTD), 8/15/2004	AAA/NR		782,018
1,000,000	Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 9/1/2003	NR		1,014,880
1,205,000	Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (MBIA INS)(Texas Southern University), 11/1/2004	NR/Aaa		1,261,575
2,000,000	University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		2,227,900

	TOTAL			18,920,303

	Utah--1.8%
3,300,000	Box Elder County, UT, PCR Bonds, 2.00% TOBs (Nucor Corp.), Optional Tender 10/1/2003	VMIG-1		3,347,157
3,300,000	Box Elder County, UT, PCR Bonds, 2.475% TOBs (Nucor Corp.), Optional Tender 10/1/2002	VMIG-1		3,347,157
1,500,000	Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa2		1,602,945
3,350,000	Utah Transit Authority, Sales Tax Revenue Bonds (Series A), 5.00% (FSA INS), 6/15/2007	AAA/Aaa		3,719,237

	TOTAL			12,016,496

	Virginia--0.4%
3,000,000	Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	A-/A3		3,007,020

	Washington--1.2%
4,115,000	Snohomish County, WA, Public Utility District, Electric Generation System Refunding Revenue Bonds (Series B), 5.25% (FSA INS), 12/1/2007	AAA/Aaa		4,641,267
3,000,000	Washington State, Various Purpose Refunding, UT GO Bonds (Series 2002R), 3.50% (MBIA INS), 1/1/2007	AAA/Aaa		3,124,560

	TOTAL			7,765,827

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL BONDS--continued
	Wisconsin--0.5%
$400,000	Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2002	A+/NR		$400,024
1,000,000	Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+ /NR		1,021,230
1,150,000	Wisconsin State HEFA, Refunding Revenue Bonds, 4.00% (Wheaton Franciscan Services), 8/15/2003	A/A2		1,170,482
150,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2003	A-/A3		153,153
120,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		125,309
130,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		137,610

	TOTAL			3,007,808

	Wyoming--0.4%
2,500,000	Albany County, WY, PCR Bonds (Series 1985), 3.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2015	BBB/NR		2,509,750

	TOTAL SHORT-TERM MUNICIPALS BONDS (IDENTIFIED COST $348,016,279)			351,316,297

	VARIABLE RATE DEMAND NOTES--47.3%
	Alabama--1.9%
4,000,000	Columbia, AL, IDB, PCR (Series 1995C), Daily VRDNs (Alabama Power Co.)	A-1/VMIG1		4,000,000
5,000,000	Decatur, AL, IDB, (Series 1999), Weekly VRDNs (Trico Steel Company LLC)/(J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		5,000,000
3,500,000	Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B), Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000

	TOTAL			12,500,000

	Arizona--0.5%
1,500,000	Prescott, AZ, IDA, (Series A), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,500,000
1,500,000	Prescott, AZ, IDA, (Series B), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,500,000

	TOTAL			3,000,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Connecticut--1.9%
$12,300,000	Connecticut State HEFA, (Series F), Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance INS)/(J.P. Morgan Chase Bank LIQ)	A-1+/NR		$12,300,000

	Florida--1.7%
4,950,000	Broward County, FL, Resource Recovery, Refunding Revenue Bonds (Series 2001A) (P Floats-PA 817), Weekly VRDNs (Wheelabrator South Broward, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	A-1+/NR		4,950,000
2,000,000	Greater Orlando FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A-1/P-2		2,000,000
1,225,000	Orange County, FL, Educational Facilities Authority (Series 2001), Daily VRDNs (Rollins College)/(Bank of America N.A. LOC)	NR/VMIG1		1,225,000
3,200,000	Pinellas County, FL, Health Facility Authority Daily VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		3,200,000

	TOTAL			11,375,000

	Georgia--2.6%
850,000	Bibb County, GA, Development Authority (Series 1991IR-1), Weekly VRDNs (Temple-Inland, Inc.)	A-2/NR		850,000
14,200,000	Burke County, GA, Development Authority, PCR Bonds (First Series 1996), Daily VRDNs (Georgia Power Co.)	A-1/VMIG1		14,200,000
1,240,000	Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,240,000
400,000	Macon-Bibb County, GA, Hospital Authority (Series 2000), Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC)	A-1+/VMIG1		400,000

	TOTAL			16,690,000

	Idaho--0.4%
2,500,000	Boise, ID, Industrial Development Corp., Multi-Mode Variable Rate IDRBs (Series 1998), Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		2,500,000

	Illinois--1.1%
7,000,000	Illinois Development Finance Authority, PCR Bonds, (MBIA INS)/(Illinois Power Co.), (Series B), 04/01/2032	AAA/Aaa		7,000,000

	Indiana--4.6%
26,125,000	Indiana Health Facility Financing Authority (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		26,125,000
3,615,000	Lawrence, IN, (Series 1998), Weekly VRDNs (Lawrence Affordable Housing LLC)/(Bank One, Illinois N.A. LOC)	A-1/NR		3,615,000

	TOTAL			29,740,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Kentucky--0.9%
$6,000,000	Berea, KY, (Series 1997), Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		$6,000,000

	Michigan--0.6%
3,900,000	Michigan State Hospital Finance Authority (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	A-1+/VMIG1		3,900,000

	Mississippi--1.2%
8,200,000	Jackson County, MS, Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	NR/P-1		8,200,000

	Missouri--1.1%
1,435,000	Springfield, MO, IDA (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	NR		1,435,000
6,000,000	University of Missouri, (Series 2000) Daily VRDNs	A-1+/VMIG1		6,000,000

	TOTAL			7,435,000

	Montana--1.3%
8,500,000	Forsyth, Rosebud County, MT, PCR Bonds Daily VRDNs (Pacificorp)	BBB+/ NR		8,500,000

	Multi State--0.2%
1,591,461	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	Aa3/VMIG1		1,591,461

	Nebraska--0.6%
2,285,000	Douglas County, NE, Variable Rate Demand IDRB, 3.00% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2002	NR		2,285,366
1,520,000	Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 3.00% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2002	NR		1,520,243

	TOTAL			3,805,609

	New Hampshire--3.1%
20,000,000	New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002), Weekly VRDNs (Dartmouth College, NH)	A-1+/VMIG1		20,000,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	New York--8.6%
$7,500,000	New York City, NY, (Series 1993B), Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	A-1+/VMIG1		$7,500,000
8,135,000	New York City, NY, (Series 1994A-10), Daily VRDNs (J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		8,135,000
1,700,000	New York City, NY, (Series 1994B-3), Daily VRDNs (J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		1,700,000
20,000,000	New York City, NY, Transitional Finance Authority, Fiscal 2003 (Series 2B), Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		20,000,000
3,800,000	New York State Energy Research & Development Authority, PCR Bonds (Series 1988A), Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	A-1+/NR		3,800,000
14,700,000	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15), Weekly VRDNs (Bank of New York LIQ)	NR/VMIG1		14,700,000

	TOTAL			55,835,000

	North Carolina--1.5%
930,000	Brunswick County, NC, Industrial Facilities and PCFA (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	NR/VMIG1		930,000
8,900,000	Martin County, NC, IFA, PCFA Refunding Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		8,900,000

	TOTAL			9,830,000

	Ohio--4.1%
1,530,000	Bowling Green, OH, Adjustable Rate Industrial Development Refunding Revenue Bonds, Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,530,000
4,955,000	Fairfield, OH, (Series 2000), Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		4,955,000
20,000,000	Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA INS)/(Dexia Bank, Belgium LIQ)	A-1+/VMIG1		20,000,000

	TOTAL			26,485,000

	South Carolina--0.7%
4,600,000	South Carolina Jobs-EDA, Economic Development Revenue Bonds, Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		4,600,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Tennessee--2.7%
$3,300,000	Carter County, TN, IDB (Series 1983), Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	A-2/NR		$3,300,000
6,000,000	Knoxville, TN, Utilities Board (Series 2000), Daily VRDNs (Knoxville, TN Electric System)/(FSA INS)/(SunTrust Bank LIQ)	A-1+/VMIG1		6,000,000
3,000,000	Sevier County, TN, Public Building Authority (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		3,000,000
2,600,000	Sevier County, TN, Public Building Authority (Series IV-C-4), Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,600,000
2,700,000	Sevier County, TN, Public Building Authority (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,700,000

	TOTAL			17,600,000

	Texas--4.7%
2,700,000	Harris County, TX, HFDC, (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		2,700,000
2,800,000	Harris County, TX. HFDC, Revenue Bonds (Series 1997), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		2,800,000
4,995,000	North Central Texas, TX, HFDC (Series D), Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		4,995,000
20,000,000	Waco, TX, Education Finance Corp., (Series 2002A) Weekly VRDNs (Baylor University)/(XLCA INS)/(Dexia Credit Local LIQ)	A-1+/VMIG1		20,000,000

	TOTAL			30,495,000

	Virginia--0.1%
545,000	Virginia Small Business Financing Authority (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/ (RBC Centura Bank LOC)	NR		545,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Washington--1.2%
$8,000,000	Port Grays Harbor, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		$8,000,000

	TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $307,926,461)			307,927,070

	TOTAL INVESTMENTS (IDENTIFIED COST $655,942,740)[2]			$659,243,367

Securities that are subject to alternative minimum tax represent 17.2% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 The cost of investments for generally accepted accounting principles ("GAAP") is $655,942,740. The cost of investments for federal tax purposes amounts to $655,942,151. The net unrealized appreciation of investments on a federal tax basis amounts to $3,301,216 which is comprised of $3,304,407 appreciation and $3,191 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($650,655,644) at September 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
ISD	--Independent School District
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
XLCA	--XLCA Insurance Corporation

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Total investments in securities, at value (identified cost $655,942,740)		$659,243,367
Income receivable		4,662,859
Receivable for investments sold		123,000
Receivable for shares sold		11,128,906

TOTAL ASSETS		675,158,132

Liabilities:
Payable for investments purchased	$21,181,378
Payable for shares redeemed	1,293,059
Income distribution payable	386,734
Payable to bank	1,484,099
Accrued expenses	157,218

TOTAL LIABILITIES		24,502,488

Net assets for 321,633,706 shares outstanding		$650,655,644

Net Assets Consist of:
Paid in capital		$647,414,361
Net unrealized appreciation of investments		3,300,627
Accumulated net realized loss on investments		(59,903)
Undistributed net investment income		559

TOTAL NET ASSETS		$650,655,644

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$323,259,660 ÷ 159,769,829 shares outstanding		$2.02

Institutional Service Shares:
$327,395,984 ÷161,863,877 shares outstanding		$2.02

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Interest			$9,819,933

Expenses:
Investment adviser fee		$2,140,535
Administrative personnel and services fee		268,280
Custodian fees		10,681
Transfer and dividend disbursing agent fees and expenses		50,475
Directors'/Trustees' fees		4,401
Auditing fees		11,802
Legal fees		4,708
Portfolio accounting fees		112,227
Distribution services fee--Institutional Service Shares		472,703
Shareholder services fee--Institutional Service Shares		472,703
Share registration costs		79,181
Printing and postage		29,630
Insurance premiums		1,436
Taxes		31,808
Miscellaneous		1,887

TOTAL EXPENSES		3,692,457

Waivers:
Waiver of investment adviser fee	$(1,472,696)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,489)
Waiver of distribution services fee--Institutional Service Shares	(135,954)

TOTAL WAIVERS		(1,618,139)

Net expenses			2,074,318

Net investment income			7,745,615

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(60,514)
Net change in unrealized appreciation of investments			2,862,147

Net realized and unrealized gain on investments			2,801,633

Change in net assets resulting from operations			$10,547,248

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 9/30/2002	Period Ended 9/30/2001 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,745,615	$2,327,673
Net realized loss on investments	(60,514)	(541)
Net change in unrealized appreciation	2,862,147	438,840

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,547,248	2,765,972

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,008,396)	(764,651)
Institutional Service Shares	(3,735,868)	(1,563,022)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,744,264)	(2,327,673)

Share Transactions:
Proceeds from sale of shares	878,499,856	256,052,606
Net asset value of shares issued to shareholders in payment of distributions declared	5,090,034	1,475,137
Cost of shares redeemed	(433,933,368)	(59,769,904)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	449,656,522	197,757,839

Change in net assets	452,459,506	198,196,138

Net Assets:
Beginning of period	198,196,138	--

End of period (including undistributed net investment income of $559 for the year ended September 30, 2002)	$650,655,644	$198,196,138

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. Prior to October 1, 2001, the Fund did not accrete discount on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 10/1/2001		For the Year Ended 9/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (decrease)	$360	$360	$792	$(724)	$(68)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing tax treatment for GAAP amortization adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$1,152	$(1,152)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of September 30, 2002, the tax composition of dividends was as follows:

Tax exempt income	$7,744,264

Long-term capital gains	--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$387,293

Undistributed long-term gains	--

Unrealized appreciation	3,301,216

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and the tax treatment for amortization of discount.

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $541, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

Additionally, net capital losses of $59,951 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000

Institutional Service Shares	500,000,000

TOTAL	1,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2002		2001[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	194,935,623	$392,730,402	43,068,404	$86,539,506
Shares issued to shareholders in payment of distributions declared	1,167,162	2,350,821	198,982	399,951
Shares redeemed	(77,662,850)	(156,470,236)	(1,937,492)	(3,893,858)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	118,439,935	$238,610,987	41,329,894	$83,045,599

Year Ended September 30	2002		2001[1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	241,103,575	$485,769,454	84,393,559	$169,513,100
Shares issued to shareholders in payment of distributions declared	1,360,047	2,739,213	535,138	1,075,186
Shares redeemed	(137,728,769)	(277,463,132)	(27,799,673)	(55,876,046)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	104,734,853	$211,045,535	57,129,024	$114,712,240

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	223,174,788	$449,656,522	98,458,918	$197,757,839

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntary choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2002, the Institutional Shares did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended September 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $643,805,970 and $428,684,461, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$301,906,994

Sales	$62,436,754

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Ultrashort Fund (the "Fund") as of September 30, 2002, and the related statement of operations, the statement of changes in net assets for the year ended September 30, 2002 and the period ended September 30, 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak has been the Fund's Portfolio Manager since 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 31417P874

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25681 (11/02)

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Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

STATEMENT OF ADDITIONAL INFORMATION

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November 30, 2002

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Municipal Ultrashort Fund (Fund), dated November 30, 2002. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

25683 (11/02)

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 6

How is the Fund Sold? 6

Subaccounting Services 6

Redemption in Kind 7

Account and Share Information 7

Tax Information 7

Who Manages and Provides Services to the Fund? 8

How Does the Fund Measure Performance? 13

Who is Federated Investors, Inc.? 16

Investment Ratings 17

Addresses 19

How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Fixed Income Securities, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the state of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

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The Board of Directors (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

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In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

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SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

INVERSE FLOATERS

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

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PACS

PACs (planned amortization classes) are a sophisticated form of municipal mortgage backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies with like investment objectives, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.

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OPTIONS

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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SWAPS

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

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Interest Rate Swaps

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Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the (LIBOR) of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

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Caps and Floors

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Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

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Total Return Swaps

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Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

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Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities:

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

REPURCHASE AGREEMENTS

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

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Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risk in the event of a counterparty default.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, including delayed delivery transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivatives contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivatives contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

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Liquidity Risks

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Leverage Risks

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds that amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is to provide current income exempt from federal regular income tax. Under normal circumstances, the Fund will invest so that at least 80% of its net assets are in tax exempt securities or at least 80% of its annual interest income is exempt from federal regular income tax. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. The investment objective and policies may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

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All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Goulstorrs & Co. Inc., Goulston & Storrs PC, Boston, MA, owned approximately 19,851,238 Shares (12.53%); Kenneburt & Co., Birmingham, AL, owned approximately 15,908,759 Shares (10.04%); Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 12,957,455 Shares (8.18%).

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Charles Schwab & Co., Inc., San Francisco, CA owned approximately 12,797,422 Shares (12.21%); Milards & Co., Oaks, PA owned approximately 6,943,287 Shares (6.62%); Turtle & Co., Boston, MA owned approximately 5,580,878 Shares (5.32%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

As of November 1, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional and Institutional Service Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Corporation (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$395.32	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupations for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Corporation (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$434.86	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail N. Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$434.86	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held:Director, Michael Baker Corporation (engineering and energy services worldwide).	$434.86	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$395.32	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$395.32	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$434.86	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$468.51	$117,117.14

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupations for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Corporation (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$395.32	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$395.32	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice Presdient of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak has been the Fund's Portfolio Manager since 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

** Officers do not receive any compensation from the Funds.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Director of the Corporation, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Corporation in such manner as the Executive Committee shall deem to be in the best interests of the Corporation. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Directors, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

Two

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meets with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluates the independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; reviews the Fund's internal audit function; reviews compliance with the Fund's code of conduct/ethics; reviews valuation issues; monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties.

Five

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BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None 	Over $100,000

J. Christopher Donahue	None 	Over $100,000

Lawrence D. Ellis, M.D.	None 	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None 	Over $100,000

John T. Conroy, Jr.	None 	Over $100,000

Nicholas P. Constantakis	None 	Over $100,000

John F. Cunningham	None 	Over $100,000

Peter E. Madden	None 	Over $100,000

Charles F. Mansfield, Jr.	None 	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None 	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None 	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

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Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

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INDEPENDENT AUDITORS

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The independentauditorfor the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended September 30		2002	2001
Advisory Fee Earned	$	2,140,535	$394,572

Advisory Fee Reduction		1,472,696	394,572

Advisory Fee Reimbursement			--

Brokerage Commissions			--

Administrative Fee		268,280	144,809

12b-1 Fee:

Institutional Service Shares		 336,749	--

Shareholder Services Fee:

Institutional Shares		--	--

Institutional Service Shares		472,703	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year and Start of Performance periods ended September 30, 2002.

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

Yield, Effective Yield and Tax-Equivalent Yield are given for the 30-day period ended September 30, 2002.

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Share Class 	30-Day Period	1 Year	Start of Performance on 10/24/2000
Institutional Shares:
Total Return
Before Taxes	N/A	2.99	3.94
After Taxes on Distributions	N/A	2.99	3.94
After Taxes on Distributions and Sale of Shares	N/A	2.79	3.84
Yield	1.90	N/A	N/A
Tax-Equivalent Yield	3.09	N/A	N/A
Institutional Service Shares:
Total Return	N/A
Before Taxes	N/A	2.56	3.54
After Taxes on Distributions	N/A	2.56	3.54
After Taxes on Distributions and Sale of Shares	N/A	2.36	3.44
Yield	1.46	N/A	N/A
Tax-Equivalent Yield	2.38	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.


The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2002 - Multistate Municipal Fund
Federal Tax Bracket:	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Joint Return	$0-12,000	$12,001-46,700	$46,701-112,850	$112,851-171,950	$171,951-307,050	Over-$307,050

Single Return	 $0-6,000	 $6,001-27,950	 $27,951-67,700	 $67,701-141,250	$141,251-307,050	Over-$307,050

Tax-Exempt Yield:	Taxable Yield Equivalent:
 0.50%	 0.56%	 0.59%	 0.68%	 0.71%	 0.77%	 0.81%
 1.00%	 1.11%	 1.18%	 1.37%	 1.43%	 1.54%	 1.63%
 1.50%	 1.67%	 1.76%	 2.05%	 2.14%	 2.31%	 2.44%
 2.00%	 2.22%	 2.35%	 2.74%	 2.86%	 3.08%	 3.26%
 2.50%	 2.78%	 2.94%	 3.42%	 3.57%	 3.85%	 4.07%
 3.00%	 3.33%	 3.53%	 4.11%	 4.29%	 4.62%	 4.89%
 3.50%	 3.89%	 4.12%	 4.79%	 5.00%	 5.38%	 5.70%
 4.00%	 4.44%	 4.71%	 5.48%	 5.71%	 6.15%	 6.51%
 4.50%	 5.00%	 5.29%	 6.16%	 6.43%	 6.92%	 7.33%
 5.00%	 5.56%	 5.88%	 6.85%	 7.14%	 7.69%	 8.14%
 5.50%	 6.11%	 6.47%	 7.53%	 7.86%	 8.46%	 8.96%
 6.00%	 6.67%	 7.06%	 8.22%	 8.57%	 9.23%	 9.77%
 6.50%	 7.22%	 7.65%	 8.90%	 9.29%	10.00%	10.59%
 7.00%	 7.78%	 8.24%	 9.59%	10.00%	10.77%	11.40%
 7.50%	 8.33%	 8.82%	10.27%	10.71%	11.54%	12.21%
 8.00%	 8.89%	 9.41%	10.96%	11.43%	12.31%	13.03%
 8.50%	 9.44%	10.00%	11.64%	12.14%	13.08%	13.84%
 9.00%	10.00%	10.59%	12.33%	12.86%	13.85%	14.66%
 9.50%	10.56%	11.18%	13.01%	13.57%	14.62%	15.47%
10.00%	11.11%	11.76%	13.70%	14.29%	15.38%	16.29%
10.50%	11.67%	12.35%	14.38%	15.00%	16.15%	17.10%
11.00%	12.22%	12.94%	15.07%	15.71%	16.92%	17.92%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Municipal 1-Year Index

The Lehman Brothers Municipal 1-Year Index is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax.

Lipper Institutional Tax-Exempt Money Market Fund Index


The Lipper Institutional Tax-Exempt Money Market Fund Index is an index of funds with dollar-weighted average maturities of less than 90 days that invest in municipal obligations and intend to keep constant net asset value.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately$35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately$50 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $18.5 billion and $34.6 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Federated Global Equity--Stephen Auth; and Federated Global Fixed Income--William D. Dawson III.


MUTUAL FUND MARKET


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS


AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS


AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS


FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED MUNICIPAL ULTRASHORT FUND

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION.

Item 23.  Exhibits

(a)   (i)   Conformed copy of Articles of Incorporation of the
            Registrant; (1)
      (ii)  Conformed copy of Amendment No. 1 to the Articles of Incorporation of the Registrant;  (12)
      (iii) Conformed copy of Amendment No. 2 to the Articles of Incorporation of the Registrant; (12)
      (iv)  Conformed copy of Amendment No. 3 to the Articles of Incorporation of the Registrant; (12)
      (v)   Conformed copy of Amendment No.4 to the Articles of Incorporation of the Registrant; (12)
      (vi)  Conformed copy of Amendment No. 5 to the Articles of Incorporation of the Registrant; (12)
      (vii) Conformed copy of Amendment No. 6 to the Articles of Incorporation of the Registrant; (21)
      (viii)Conformed copy of Amendment No. 7 to the Articles of
            Incorporation of the Registrant; (21)
      (ix)  Conformed copy of Amendment No. 8 to the Articles of Incorporation of the Registrant; (22)
      (x)   Conformed copy of Amendment No. 9 to the Articles of Incorporation of the Registrant; (22)
      (xi)  Conformed copy of Amendment No. 10 to the Articles of Incorporation of the Registrant; (22)
      (xii) Conformed copy of Amendment No. 11 to the Articles of Incorporation of the
            Registrant; (22)
      (xiii)Conformed copy of Amendment No. 12 to the Articles of
            Incorporation of the Registrant; (22)
      (xiv) Conformed copy of Amendment No. 13 to the Articles of Incorporation of the
            Registrant; (22)
      (xv)  Conformed copy of Amendment No. 14 to the Articles of Incorporation of the
            Registrant; (22)
      (xvi) Conformed copy of Amendment No. 15 to the Articles of
            Incorporation of the Registrant; (22)
      (xvii)Conformed copy of Amendment No. 16 to the Articles of
            Incorporation of the Registrant; (23)
      (xviii)Conformed copy of Amendment No. 17 to the Articles of
            Incorporation of the Registrant; (23)
(b)   (i)   Copy of By-Laws of the Registrant; (1)
      (ii)  Copy of Amendment No. 1 to the By-Laws of the Registrant; (21)
      (iii) Copy of Amendment No. 2 to the By-Laws of the Registrant; (21)
      (iv)  Copy of Amendment No. 3 to the By-Laws of the Registrant; (21)
      (v)   Copy of Amendment No. 4 to the By-Laws of the Registrant; (21)
 (c)  (i)   Copy of Specimen Certificate for Shares of Beneficial
            Interest of the Registrant; (1)
      (ii)  Federated Limited Term Fund-Class A Shares and Class F
            Shares; (18)
      (iii) Federated Limited Term Municipal Fund - Class A Shares and Class F Shares; (18)
      (iv)  Federated Strategic Income Fund - Class A Shares, Class B Shares, Class C Shares and
            Class F Shares; (18)
(d)   (i)   Conformed copy of Investment Advisory Contract of the
            Registrant; (7)
      (ii)  Conformed copy of Exhibit A to Investment Advisory
            Contract of the Registrant; (7)
      (iii) Conformed copy of Exhibit B to Investment Advisory Contract of the Registrant;  (7)
      (iv)  Conformed copy of Exhibit C to Investment Advisory Contract of the Registrant; (12)
      (v)   Conformed copy of Exhibit D to Investment Advisory Contract of the Registrant; (9)
      (vi)  Conformed copy of Exhibit E to Investment Advisory Contract of the Registrant; (10)
      (vii) Conformed copy of Exhibit F to Investment Advisory Contract of the Registrant; (23)
      (viii)Conformed copy of Limited Power of Attorney to
            Investment Advisory Contract of the Registrant; (23)
      (ix)  Conformed copy of Sub-Advisory Agreement of the
            Registrant; (10)
      (x)   Conformed copy of Amendment to the Sub-Advisory
            Agreement between Federated Investment Management
            Company and Federated Global Investment Management
            Corp.; (24)
      (xi)  Conformed copy of Amendment to Investment Advisory
            Contract between the registrant and Federated
            Investment Management Company; (24)
(e)    (i)  Conformed copy of Distributor's Contract of the
            Registrant through and including Exhibits A-I; (14)
       (ii) Conformed copy of Exhibit J to Distributor's Contract of the Registrant; (18)
      (iii) Conformed copy of Distributor's Contract of the Registrant (Class B Shares); (20)
      (iv)  Conformed copy of Exhibit K to Distributor's Contract of the Registrant; (23)
      (v)   Conformed copy of Exhibit L to Distributor's Contract of the Registrant; (23)
      (vi)  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds
            Sales and Service Agreement; Mutual Funds Service
            Agreement; and Plan Trustee/Mutual Funds Service
            Agreement from Item 24(b)(6) of the Cash Trust Series
            II Registration Statement on Form N-1A, filed with the
            Commission on July 24, 1995. (Files Nos. 33-38550 and
            811-6269)
      (vii) Conformed copy of Amendment to Distributor's Contract between Federated funds with
            Class B Shares and Federated Securities Corp.; (24)
      (viii)Amendment to Distributor's Contract between Federated
            Fixed Income Securities, Inc. and Federated Securities
            Corp.; (24)
(f)         Not applicable;
(g)    (i)  Conformed copy of Custodian    Agreement of the
            Registrant; (17)
      (ii)  Conformed copy of Custodian Fee Schedule; (19)
(h)    (i)  Conformed copy of Amended and Restated Agreement for
            Fund Accounting Services, Administrative Services,
            Shareholder Transfer Agency Services and Custody
            Services Procurement; (21)
      (ii)  The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement
            from Item (h) (v)  of the Investment Series Funds, Inc.
            Registration Statement on Form N-1A, filed with the
            Commission on January 23, 2002.  (File Nos. 33-48847
            and 811-07021).
            Conformed copy of Principal Shareholder Servicer's
            Agreement (Class B Shares); (20)
      (ii)  Conformed copy of Shareholder Services Agreement (Class B Shares); (20)
      (iii) The responses described in Item 23 (e)(vi) are hereby incorporated by reference.
      (iv)  On behalf of Federated Strategic Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract
            between Fidelity and Federated Shareholder Services
            from Item 24(b)(9)(iii) of the Federated GNMA Trust
            Registration Statement on Form N-1A filed with the
            Commission on March 25, 1996. (File Nos. 2-75670 and
            811-3375);
      (v)   Amendment to Agreement for Fund Accounting Services, Administrative Services,
            Transfer Agency Services, and Custody Services
            Procurement between Federated Investment Companies and
            Federated Services Company.; (24)
      (i)   Conformed copy of Opinion and   Consent of Counsel as to the legality of shares being
            registered; (15)
(j)         Conformed copy of Consent of Independent Auditors; (+)
(k)   Not applicable.
(l)   Conformed copy of Initial Capital Understanding; (2)
(m)    (i)  Conformed copy of Distribution Plan of the Registrant; (6)
      (ii)  Conformed copy of Exhibit A to 12b-1 Plan of the
            Registrant; (12)
     (iii)  Conformed copies of Exhibits B-H to 12b-1 Plan of the
            Registrant; (14)
      (iv)  Conformed copy of Exhibit I to the Distribution Plan of the Registrant; (16)
      (v)   Conformed copy of Exhibit J to the Distribution Plan of
            the Registrant; (23)
      (vi)  The responses described in Item 23 (e)(vi) are hereby incorporated by reference.
      (vii) Conformed copy of Exhibit 1 and Schedule A of the
            Distribution Plan for the Registrant's Class B Shares;
            (20)
(n)    The Registrant hereby incorporates the conformed copy of the
       Multiple Class Plan from Item (n) of the Federated Income
       Securities Trust Registration Statement on Form N-1A, filed with the Commission on June 26, 2002. (File Nos. 33-3164 and
       811-4577)
(o)   (i)   Conformed copy of Power of Attorney   of the
            Registrant; (+)
      (ii)  Conformed copy of Power of Attorney of the Chief
            Investment Officer of the Registrant; (23)
(p)  The Registrant hereby incorporates the conformed copy of the
     Code of Ethics for Access Persons from Item 23(p) of the
     Federated Managed Allocation Portfolios Registration
     Statement on Form N-1A filed with the Commission on January
     25, 2001. (File Nos. 33-51247 and 811-7129).

 ______________________________

  + All exhibits are being electronically filed.

1.   Response is incorporated by reference to Registrant's  Initial Registration
     Statement  on Form N-1A filed  October 23,  1991.  (File Nos.  33-43472 and
     811-6447)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 19, 1991.  (File Nos.  33-43472 and 811-6447)

6.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment  No. 4 on Form N-1A filed July 7, 1993.  (File Nos.  33-43472 and
     811-6447)

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 5 on Form N-1A filed  October 21, 1993.  (File Nos. 33- 43472 and 811-6447)

9.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 7 on Form N-1A filed December 14, 1993.  (File Nos. 33- 43472 and 811-6447)

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 11 on Form N-1A filed April 4, 1994. (File Nos. 33- 43472 and
     811-6447)

12.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 12 on Form N-1A filed July 26, 1994. (File Nos.  33-43472 and
     811-6447)

14.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 13 on Form N-1A filed September 21, 1994. File Nos.  33-43472 and 811-6447)

15.  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 15 on Form N-1A filed January 27, 1995.  (File Nos.  33-43472 and 811-6447)

16.  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 16 on Form N-1A filed July 11, 1995. (File Nos.  33-43472 and
     811-6447)

17.  Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment No. 18 on Form N-1A filed January 26, 1996.  (File Nos. 33- 43472 and 811-6447)

18.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 20 on Form N-1A filed January 28, 1997.  (File Nos.  33-43472 and 811-6447)

19.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 21 on Form N-1A filed November 25, 1997. (File Nos. 33- 43472 and 811-6447)

20.  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 22 on Form N-1A filed January 28, 1998.  (File Nos.  33-43472 and 811-6447)

21.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 23 on Form N-1A filed December 1, 1998.  (File Nos.  33-43472 and 811-6447)

22.  Response is  incorporated  by  reference  to  Registrant's  Post  Effective
     Amendment No. 25 on Form N-1A filed January 28, 2000.  (File Nos.  33-43472 and 811-6447)

23.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 27 on Form N-1A filed January 31, 2001.  (File Nos.  33-43472 and 811-6447)

24.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 28 on Form N-1A filed November 26, 2001. (File Nos.  33-43472 and 811-6447)

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            None

Item 25.    Indemnification: (2)

Item 26. Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser,  see the section  entitled "Who Manages the Fund?" in Part A. The  affiliations  with the
Registrant  of four of the Trustees  and one of the  Officers of the  investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides  Services to the Fund?" The  remaining  Trustees of the  investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue,
(Chief  Financial  Officer,  Federated  Investors,  Inc.),  1001 Liberty Avenue,
Pittsburgh,  PA,  15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
Olson & Company,  L.L.C.  and Partner,  Wilson,  Halbrook & Bayard,  P.A.),  800
Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

         The remaining Officers of the investment adviser are:

         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden
                                             Stephen F. Auth

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             James P. Gordon
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

     The business  address of each of the Officers of the investment  adviser is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment  companies in the Federated Fund Complex described in
Part B of this Registration Statement.

Item 27.  Principal Underwriters:

(a)  Federated  Securities  Corp. the  Distributor for shares of the Registrant, acts  as  principal  underwriter  for  the  following  open-end  investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust  Series,  Inc.;  CCMI Funds;  Edward Jones
Money Market Fund; Edward Jones Tax-Free Money Market Fund;  Federated  American
Leaders Fund, Inc.;  Federated  Adjustable Rate Securities Fund;  Federated Core
Trust;  Federated Core Trust II, L.P.; Federated Equity Funds;  Federated Equity
Income Fund, Inc.;  Federated Fixed Income Securities,  Inc.; Federated Fund for
U.S. Government  Securities,  Inc.;  Federated GNMA Trust;  Federated Government
Income Securities,  Inc.;  Federated High Income Bond Fund, Inc.; Federated High
Yield  Trust;   Federated  Income  Securities  Trust;  Federated  Income  Trust;
Federated  Index  Trust;  Federated  Institutional  Trust;  Federated  Insurance
Series; Federated International Series, Inc.; Federated Investment Series Funds,
Inc.;  Federated  Limited  Duration  Government Fund,  Inc.;  Federated  Managed
Allocation Portfolios;  Federated Municipal  Opportunities Fund, Inc.; Federated
Municipal  Securities Fund, Inc.;  Federated Municipal  Securities Income Trust;
Federated  Short-Term  Municipal  Trust;  Federated  Stock and Bond Fund,  Inc.;
Federated  Stock Trust;  Federated  Total Return  Series,  Inc.;  Federated U.S.
Government  Bond Fund;  Federated U.S.  Government  Securities  Fund: 1-3 Years;
Federated U.S.  Government  Securities  Fund: 2-5 Years;  Federated Total Return
Government Bond Fund;  Federated Utility Fund, Inc.;  Federated World Investment
Series, Inc.;  FirstMerit Funds; Hibernia Funds;  Intermediate  Municipal Trust;
Marshall Funds,  Inc.;  Money Market  Obligations  Trust;  Regions Morgan Keegan
Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher          Vice Chairman

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.  Location of Accounts and Records:

     All accounts and records  required to be maintained by Section 31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                      Reed Smith LLP
                                Investment and Asset Management Group (IAMG)
                                Federated Investors Tower
                                12th Floor
                                1001 Liberty Avenue
                                Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Services at above address)

                                Federated Investors Funds
                                5800 Corporate Drive
                                Pittsburgh, PA  15237-7000

Federated Shareholder           P.O. Box 8600
Services Company                Boston, MA  02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company      Federated Investors Tower
("Administrator")               1001 Liberty Avenue
                                Pittsburgh, PA  15222-3779

Federated Investment            Federated Investors Tower
Management Company              1001 Liberty Avenue
("Adviser")                     Pittsburgh, PA  15222-3779

State Street Bank and           P.O. Box 8600
Trust Company                   Boston, MA  02266-8600
("Custodian")

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c)
of the 1940 Act with  respect to the  removal of  Directors  and the  calling of special shareholder meetings by shareholders.

                                         SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company  Act  of  1940,  the  Registrant,   FEDERATED  FIXED  INCOME
SECURITIES,   INC.,  certifies  that  it  meets  all  of  the  requirements  for effectiveness of this Amendment to its Registration  Statement  pursuant to Rule
485(b)  under the  Securities  and Exchange Act of 1933 and has duly caused this
Amendment  to its  Registration  Statement  to be  signed  on its  behalf by the undersigned,  duly  authorized,  in the City of Pittsburgh and  Commonwealth  of
Pennsylvania, on the 25th day of November 2002.

                     FEDERATED FIXED INCOME SECURITIES, INC.

                  BY: /s/ Leslie K. Ross
                  Leslie K. Ross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  November 25, 2002

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Leslie K. Ross
    Leslie K. Ross                Attorney In Fact      November 25, 2002
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President

J. Christopher Donahue*           Executive Vice President
                                  and Director

Edward C. Gonzales*               Executive Vice President

Richard J. Thomas*                Treasurer (Principal Financial
                                  and Accounting Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director

* By Power of Attorney